EXHIBIT 99.1

GRANT THORNTON LLP

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

GRANT THORNTON LLP

201 S. College Street, Suite 2500

Charlotte, NC 28244

D +1 704 632 3500

F +1 704 334 7701

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of PEQ 2020, LLC and PACE Equity, LLC:

We have performed the procedures enumerated below, which were agreed to by PEQ 2020, LLC (the “Issuer”) and PACE Equity, LLC (the “Company” and, together with the Issuer, the “Specified Parties”), in their evaluation of certain information with respect to attributes of the Property Assessed Clean Energy (“PACE”) assets related to the offering of certain classes of notes by the Issuer. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

On September 21, 2020, the Company provided us with a computer readable data file (the “Initial Data File”) containing certain characteristics of the closed PACE assets, which are listed on Appendix A. The assets selected for the agreed-upon procedures were selected by the Company, and not by Grant Thornton LLP. The Company provided us with periodic updates to the Initial Date File up to and including

October 17, 2020 (together with the “Initial Data File,” the “Data File”).

For the purposes of our procedures, we assumed that characteristics with differences of less than $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement. For computations where all numerical inputs were in agreement, and differences were solely due to rounding, the result was deemed in agreement. For the purposes of our procedures, we assumed any differences in the Property Address, City or State Characteristics that are as a result of abbreviations or punctuation were considered in agreement. The procedures we performed and our findings are as follows.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

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•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include PACE Loan Agreements (which Comprise PACE Loan Agreements, PACE Financing Agreements, PACE Promissory Notes, PACE Assessment and Financing Agreements, PACE Assessment Contracts and PACE Cooperative Agreements), Investment Committee Memos, Mortgage Agreements and Appraisals.

 Data File Review Procedures:

The Company provided us with the Data File for purposes of the Data File Review Procedures. The PACE assets are listed on Appendix A. For each of the PACE assets, we performed comparisons from the Data File, for certain PACE asset characteristics, to information from the Source Documents.

The procedures we performed on the PACE assets are listed below.

Number	Characteristic	Source Document (listed in order of application)
1	Original Assessment Amount	Loan Agreements
2	Property Address	Loan Agreements
3	City	Loan Agreements
4	State	Loan Agreements
5	Zip Code	Loan Agreements
6	Closed?	Loan Agreements
7	Closing Date	Loan Agreements
8	Project Cost	Investment Committee Memos
9	Interest Rate	Loan Agreements
10	Original Term	Loan Agreements
11	Initial Year on Tax Roll	Loan Agreements
12	Loan to Value Ratio	Loan Agreements, Appraisals, Investment Committee Memos, Mortgage Agreements
13	Assessment Loan to Value Ratio	Loan Agreements, Appraisals, Investment Committee Memos
14	Prepayment Penalty	Loan Agreements

We compared Characteristics 1 through 9, 11 and 14 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents. With respect to Characteristics 10, 12 and 13, we recomputed the information based on inputs from the Source Documents. As listed on Appendix B, we noted 22 unresolved discrepancies between the Data File and the Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of an opinion or conclusion,

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respectively, on certain information with respect to the attributes of the closed PACE assets relating to the offering of certain classes of notes by the Issuer. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
•	Addressing the value of collateral securing any such assets being securitized

•	Addressing the compliance of the originator of the assets with federal, state and local laws and regulations
•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
•	Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions
•	Forming any conclusion

•	Any other terms or requirements of the transaction that do not appear in this report

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

Charlotte, North Carolina
October 19, 2020

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Appendix A

PACE Asset Number	PACE Asset Name
1	[REDACTED]
2	[REDACTED]
3	[REDACTED]
4	[REDACTED]
5	[REDACTED]
6	[REDACTED]
7	[REDACTED]
8	[REDACTED]

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Appendix B

Deal Name	Characteristic	Data File Value	Results of Procedures
[REDACTED]	Original Assessment Amount	$5,540,592.00

We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Original Assessment Amount.

Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Original Assessment Amount as $5,540,592.00

[REDACTED]	Property Address	[REDACTED]	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare the Property Address. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Property Address as [REDACTED].
[REDACTED]	City	[REDACTED]	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare the City. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the City as [REDACTED].
[REDACTED]	State	[REDACTED]	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare the State. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the State as [REDACTED].

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Deal Name	Characteristic	Data File Value	Results of Procedures
[REDACTED]	Zip Code	[REDACTED]	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare the Zip Code. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Zip Code as [REDACTED].
[REDACTED]	Interest Rate	5.90%

We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Interest Rate.

Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the 5.90% Interest Rate.

[REDACTED]	Original Term	25	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Original Term. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Original Term of 25 years.
[REDACTED]	Initial Year on Tax Roll	2022	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Initial Year on Tax Roll. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Initial Year on Tax Roll as 2022.

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Deal Name	Characteristic	Data File Value	Results of Procedures
[REDACTED]	Loan to Value Ratio	86.56%	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Loan to Value Ratio. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Loan to Value Ratio of 86.56%.
[REDACTED]	Assessment Loan to Value Ratio	27.03%	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Assessment Loan to Value Ratio. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Assessment Loan to Value Ratio of 27.03%.
[REDACTED]	Prepayment Penalty	5-year lockout	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Prepayment Penalty. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the 5-year lockout Prepayment Penalty.

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Deal Name	Characteristic	Data File Value	Results of Procedures
[REDACTED]	Original Assessment Amount	$2,944,682.00

We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare the Original Assessment Amount. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Original Assessment Amount of $2,944,682.00.

[REDACTED]	Property Address	[REDACTED]	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare the Property Address Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Property Address as [REDACTED].
[REDACTED]	City	[REDACTED]	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare the City. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the City as [REDACTED].
[REDACTED]	State	[REDACTED]	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare the State. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the State as [REDACTED].

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Deal Name	Characteristic	Data File Value	Results of Procedures
[REDACTED]	Zip Code	[REDACTED]	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare the Zip Code. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Zip Code as [REDACTED].
[REDACTED]	Interest Rate	6.05%

We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Interest Rate.

Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the 6.05% Interest Rate.

[REDACTED]	Original Term	25	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Original Term. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Original Term of 25 years.
[REDACTED]	Initial Year on Tax Roll	2022	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Initial Year on Tax Roll. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Initial Year on Tax Roll as 2022.

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Deal Name	Characteristic	Data File Value	Results of Procedures
[REDACTED]	Loan to Value Ratio	85.80%	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Loan to Value Ratio. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Loan to Value Ratio of 85.80%.
[REDACTED]	Assessment Loan to Value Ratio	29.74%	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Assessment Loan to Value Ratio. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the Assessment Loan to Value Ratio of 29.74%.
[REDACTED]	Prepayment Penalty	5-year lockout	We have been informed by management that this loan has not yet closed, and as such an executed Loan Agreement was not available to compare and agree the Prepayment Penalty. Pace Equity, LLC was able to provide draft transaction documentation to which we compared and agreed the 5-year lockout Prepayment Penalty.